IBOR Transition (Tables)	6 Months Ended
Jun. 30, 2021
IBOR Transition [Abstract]
IBOR Transition [Text Block Table]
[1] Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).
[2] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.